Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information:
Entity Registrant Name	TECTON CORPORATION
Document Type	8-K
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Central Index Key	0001392902
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,993,495
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY